Acquisitions, divestments and equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions
($ in millions, except number

of acquired businesses)
2023 2022 2021
Purchase price for acquisitions

(net of cash acquired)
(1)
175 195 212
Aggregate excess of purchase

price over fair value

of net assets acquired
(2)
142 229 161
Number of acquired businesses

7 5 2
(1)

Excluding changes in cost- and equity-accounted companies.
(2)

Recorded as goodwill (see Note 11).

Summary of investments in equity-accounted companies
($ in millions) 2023 2022 2021
Income (loss) from equity-accounted

companies, net

of taxes
(16) (22) 38
Basis difference amortization

(net of deferred income

tax benefit)
— (80) (138)
Loss from equity-accounted

companies
(16) (102) (100)